Dreyfus Cash Management

Dreyfus Government Cash Management Funds

Dreyfus Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management Funds

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Securities Cash Management

(collectively the "Funds")

Incorporated herein by reference are the As Revised prospectuses of the above referenced Funds dated June 1, 2016, As Revised October 10, 2016, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 7, 2016 (SEC Accession No. 0000759667-16-000067).